PROVISIONS	12 Months Ended
Dec. 31, 2024
Provisions [abstract]
PROVISIONS
23. PROVISIONS

Movements in provisions are as follows:

	At December 31, 2023	Additional provisions	Utilization	Releases	Translation differences	Reclassification and other movements	At December 31, 2024
	(€ thousand)
Warranty and recall campaigns provision	130,498	92,351	(61,133)	(9,892)	354	—	152,178
Legal proceedings and disputes	7,480	4,995	(291)	(490)	191	14	11,899
Environmental and other risks	49,298	14,716	(2,204)	(22,004)	473	1,856	42,135
Total provisions	187,276	112,062	(63,628)	(32,386)	1,018	1,870	206,212

Warranty and recall campaigns

The provision for warranty and recall campaigns represents the best estimate of commitments given by the Group for contractual, legal, or constructive obligations arising from product warranties given for a specified period of time. Warranty and recall campaigns provisions are recognized upon shipment and estimated on the basis of the Group’s past experience and contractual terms. Related costs are recognized within cost of sales.

Legal proceedings and disputes

The provision for legal proceedings and disputes represents management’s best estimate of the expenditures expected to be required to settle or otherwise resolve legal proceedings and disputes. This class of claims relates to allegations by contractual counterparties that the Group has violated the terms of the arrangements, including by terminating the applicable relationships. Judgments in these proceedings may be issued in 2025 or beyond, although any such judgments may remain subject to ongoing judicial review. While the outcome of these proceedings is uncertain, any losses in excess of the provisions recorded are not expected to be material to the Group’s financial condition or results of operations. Additions to the provision for legal proceedings and disputes are recognized within other expenses, net.

Environmental and other risks

The provision for environmental and other risks primarily relates to environmental risks, including those relating to emissions regulations, as well as to disputes and matters which are not subject to legal proceedings, including disputes with suppliers, distributors, employees and other parties.

The following table presents where the additional provisions to environmental and other risks recognized for the years ended December 31, 2024, 2023 and 2022 were recorded within the consolidated income statement.

	For the years ended December 31,
	2024	2023	2022
	(€ thousand)
Recorded in the consolidated income statement within:
Cost of sales	14,136	25,128	15,616
Selling, general and administrative costs	580	1,398	1,562
Total	14,716	26,526	17,178
Releases of the provision for environmental and other risks primarily related to Ferrari being recognized in 2024 as a small volume manufacturer (SVM) in the United States for certain model years, as well as more favorable market conditions for car emissions credits.